Consolidated Statements of Operations - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2024
Revenues
Gain (loss) on derivative instruments, net	$ 340,808		$ (850,374)
Other revenue	50,738		487,109
Total revenues	2,975,661		19,418,919
Expenses
Production taxes, transportation and processing	226,062		1,715,792
Lease operating	1,453,367		8,614,080
Depletion, depreciation and amortization	352,127		2,407,098
Accretion of asset retirement obligations	11,062		144,988
General and administrative	3,553,117		10,381,095
Acquisition costs	9,999,860
Total expenses	15,595,595		23,263,053
Operating income (loss)	(12,619,934)		(3,844,134)
Other Income (expenses)
Change in fair value of warrant liability	187,704		(804,004)
Change in fair value of convertible note liability			(192,744)
Change in fair value of FPA liability	3,268,581		561,099
Amortization of debt discount	(1,191,553)		(2,361,627)
Interest expense	(1,043,312)		(7,643,200)
Interest income	6,736		58,793
Gain on extinguishment of liabilities			1,638,138
Loss on sale of assets
Other Income (expense)	2,937		36,989
Total other income (expenses)	1,231,093		(8,706,556)
Loss before income taxes	(11,388,841)		(12,550,690)
Income tax provision (benefit)	2,387,639		3,470,407
Net income (loss)	(9,001,202)		(9,080,283)
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.	$ (9,001,202)		$ (9,080,283)
Weighted average share outstanding, common stock - basic (in Shares)	5,235,131		6,477,052
Weighted average share outstanding, common stock - diluted (in Shares)	5,235,131		6,477,052
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (1.72)		$ (1.4)
Net income (loss) per share of common stock – diluted (in Dollars per share)	$ (1.72)		$ (1.4)
Crude Oil
Revenues
Revenues	$ 2,513,197		$ 19,298,698
Natural Gas and Natural Gas Liquids
Revenues
Revenues	$ 70,918		$ 483,486
Predecessor
Revenues
Gain (loss) on derivative instruments, net		$ 51,957
Other revenue		520,451
Total revenues		24,238,482
Expenses
Production taxes, transportation and processing		2,117,800
Lease operating		8,692,752
Depletion, depreciation and amortization		1,497,749
Accretion of asset retirement obligations		848,040
General and administrative		3,700,267
Acquisition costs
Total expenses		16,856,608
Operating income (loss)		7,381,874
Other Income (expenses)
Change in fair value of warrant liability
Change in fair value of FPA liability
Amortization of debt discount
Interest expense		(1,834,208)
Interest income		313,401
Gain on extinguishment of liabilities
Loss on sale of assets		(816,011)
Other Income (expense)		(74,193)
Total other income (expenses)		(2,411,011)
Loss before income taxes		4,970,863
Income tax provision (benefit)
Net income (loss)		4,970,863
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.		$ 4,970,863
Weighted average share outstanding, common stock - basic (in Shares)
Weighted average share outstanding, common stock - diluted (in Shares)
Net income (loss) per share of common stock – basic (in Dollars per share)
Net income (loss) per share of common stock – diluted (in Dollars per share)
Predecessor | Crude Oil
Revenues
Revenues		$ 22,856,521
Predecessor | Natural Gas and Natural Gas Liquids
Revenues
Revenues		$ 809,553